Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
BASIS OF PRESENTATION

Nortek, Inc. (“Nortek”) and all of its wholly-owned subsidiaries, collectively the “Company”, is a global, diversified company whose many market-leading brands deliver broad capabilities and a wide array of innovative, technology-driven products and solutions for lifestyle improvement at home and at work. Operating within five reporting segments (see Note 12, “Segment Information and Concentration of Credit Risk”), the Company manufactures and sells, primarily in the United States, Canada and Europe, a wide variety of products for the remodeling and replacement markets, the residential and commercial new construction markets, the manufactured housing market, and the personal and enterprise computer markets.

On December 17, 2009 (the “Effective Date”), the Company emerged from bankruptcy proceedings under Chapter 11 (“Chapter 11”) of the United States Bankruptcy Code (the “Bankruptcy Code”). In connection with the Company's emergence from bankruptcy, as discussed further in Note 2, “Reorganization under Chapter 11", the Company adopted fresh-start reporting pursuant to the provisions of Accounting Standards Codification (“ASC”) 852, “Reorganization” (“ASC 852”). The Company selected December 19, 2009 as the fresh-start reporting date since it was the closest fiscal week-end to the Effective Date of December 17, 2009 and the effect of using December 19, 2009, instead of December 17, 2009, was not material to the Company’s financial condition or results of operations for the periods presented. ASC 852 requires the implementation of fresh-start reporting if the reorganization value of the assets of the entity that emerges from Chapter 11 is less than the sum of the post-petition liabilities and allowed claims, and holders of voting shares immediately before confirmation of the plan of reorganization receive less than 50 percent of the voting shares of the emerging entity. Under fresh-start reporting, a new reporting entity is deemed to be created and the assets and liabilities of the entity are reflected at their fair values.

Accordingly, the consolidated financial statements for the reporting entity subsequent to emergence from Chapter 11 bankruptcy proceedings are not comparable to the consolidated financial statements for the reporting entity prior to emergence from Chapter 11 bankruptcy proceedings. References to the “Successor” refer to the Company subsequent to the fresh-start reporting date and references to the “Predecessor” refer to the Company prior to the fresh-start reporting date.

In addition, ASC 852 requires that financial statements, for periods including and subsequent to a Chapter 11 bankruptcy filing, distinguish between transactions and events that are directly associated with the reorganization proceedings and transactions and events associated with the ongoing operations of the business, as well as additional disclosures. Effective October 21, 2009, expenses, gains and losses directly associated with the reorganization proceedings are reported as gain on reorganization items, net in the accompanying consolidated statement of operations for the Predecessor period from January 1, 2009 to December 19, 2009. The “Company,” when used in reference to the period subsequent to emergence from Chapter 11 bankruptcy proceedings, refers to the Successor, and when used in reference to periods prior to emergence from Chapter 11 bankruptcy proceedings, refers to the Predecessor. In addition, results for the period from December 20, 2009 to December 31, 2009 are referred to as the “2009 Successor Period”, and results for the period from January 1, 2009 to December 19, 2009 are referred to as the “2009 Predecessor Period”. For further information regarding the Company’s filing under and emergence from Chapter 11 bankruptcy proceedings and the adoption of fresh-start accounting, see Note 2, “Reorganization Under Chapter 11”, and Note 3, “Fresh-Start Accounting”.

The accompanying Successor and Predecessor consolidated financial statements reflect the financial position, results of operations and cash flows of Nortek and all of its wholly-owned subsidiaries after elimination of intercompany accounts and transactions. Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to the current year presentation.